Investment Strategy	Apr. 30, 2026
TFA Tactical Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the daily management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and determining the amount of the Fund’s assets that each sub-adviser will manage, which will vary from time to time.

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in income-producing securities. These securities include both debt and equity securities. Income-producing debt securities include sovereign, municipal, and corporate debt securities, and other investment companies, including exchange-traded funds (“ETFs”) that invest in such securities. Income-producing equity securities include preferred stock, dividend-paying equity securities, and other investment companies, including ETFs, that invest in such securities. The Fund may invest in debt securities or ETFs of any credit quality and with any duration, including high-yield bonds (commonly known as “junk bonds”). High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s). The Fund normally invests at least 50% of its total assets in ETFs that invest in both domestic and foreign U.S. Dollar-denominated securities, including leveraged fixed-income ETFs. The blend of domestic versus foreign securities will change over time according to the sub-advisers’ dynamic strategies, with no pre-set limitation on the percentage balance at any one time.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Synergy Asset Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets via a portfolio management approach known as Focused Tactical Allocation. This strategy seeks to position assets to capitalize on the prevailing market factors and conditions. Diverging from the conventional Modern Portfolio Theory, the strategy is constructed upon an innovative mathematical fusion of technical and fundamental insights. The strategy is consistently monitored and rests on the foundation of diligent and continuous assessment of global markets. The rebalancing process enables the strategy to adapt to changing market conditions while maintaining a disciplined approach to asset allocation.

Heritage Capital Advisors, LLC (“Heritage”) – Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global fixed income and equity securities, providing global fixed income -oriented and equity exposure. Multiple allocation strategies are employed to enhance portfolio income and diversification.

The Fund expects to have a high portfolio turnover, which may result in higher transactional costs.

Strategy Portfolio Concentration [Text]	The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in income-producing securities. These securities include both debt and equity securities.
Tactical Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund may invest in equity securities of domestic and foreign issuers of any size, equity-related securities such as options on equity indices or index exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”) linked to the VIX (market volatility) index. Fixed income securities include corporate bonds, municipal securities, and U.S. Treasury securities. The Fund’s ETF investments include leveraged ETFs and ETFs that invest in fixed-income securities of any duration or credit quality, including high-yield bonds (commonly known as “junk bonds”). High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s). The Fund may short shares of equity and fixed income ETFs and foreign equity securities or ETFs, including issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index.

Under normal circumstances, the Fund intends to target a long-term equity beta relative to the S&P 500® Index (the “S&P 500”) within a range of 0.80 to 0.90. Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad market index, like the S&P 500. A beta greater than 1.0 means a security moves up and down more than the movement of the index. A beta less than 1.0 means that a security moves up and down less than the movement of the stock market. The tactical nature of the Fund’s underlying investment methodology may temporarily result in wider variations depending on current market conditions.

The Fund expects to have a high portfolio turnover, which may result in higher transactional costs.

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the daily management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and determining the amount of the Fund’s assets that each sub-adviser will manage, which will vary from time to time. The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Synergy Asset Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets primarily in a diversified portfolio of global equity securities and ETFs that seeks to outperform the S&P 500.

Heritage Capital Advisors, LLC (“Heritage”) – Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short, intermediate, and long-term bonds.

Howard Capital Management, Inc. (“Howard”) – Howard invests its allocation of the Fund’s assets in domestic equity securities of any market capitalization, other investment companies, closed-end funds, ETFs, cash and cash equivalents and options. These investment companies invest in equity securities of companies in sectors, styles, and asset classes selected by the Adviser’s proprietary quantitative model, which indicates which investments are outperforming at any given time based on the Adviser’s proprietary strength criteria.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund intends to target a long-term equity beta relative to the S&P 500® Index (the “S&P 500”) within a range of 0.80 to 0.90. Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad market index, like the S&P 500.
TFA Quantitative Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the daily management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and determining the amount of the Fund’s assets that each sub-adviser will manage, which will vary from time to time.

The Fund pursues its objective by investing, under normal market conditions, in long, inverse, leveraged, and unleveraged mutual funds and exchange-traded funds (the “Underlying Funds”) focused on major global equity and fixed income indices, industry sectors, and factor styles.

The Fund may invest in inverse funds, which are funds that are designed to provide returns that are the inverse, or opposite of a specific benchmark or index. The Fund may invest in an underlying fund up to the limits permitted by the Investment Company Act of 1940 and the rules thereunder.

The Adviser delegates the daily management of the Fund’s portfolio to the Sub-Advisers, whose models generate signals based on a quantitative analysis. The Sub-Advisers use these signals to invest in the Underlying Funds. Each model’s buy, sell, or hold signals are generated by its algorithmic, rules-based system. The Sub-Advisers’ models seek to anticipate a market advance, correction, or decline. The Sub-Advisers determine the final allocations among the Underlying Funds and other assets using short-term technical analysis and momentum indicators that track recent price changes in the Underlying Funds. See Sub-Advisers and Strategies on page 28 of the prospectus for more information on each Sub-Adviser’s investment process.

In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]	The Fund pursues its objective by investing, under normal market conditions, in long, inverse, leveraged, and unleveraged mutual funds and exchange-traded funds (the “Underlying Funds”) focused on major global equity and fixed income indices, industry sectors, and factor styles.
TFA AlphaGen Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), has engaged Heritage Capital Advisors, LLC (the “Sub-Adviser”) to perform the daily management of the Fund’s portfolio. The Sub-Adviser seeks to achieve the Fund’s investment objective by employing an active, risk-managed, multi-strategy investment approach. The Sub-Adviser’s philosophy is that utilizing multiple, complementary strategies may enhance portfolio diversification and smooth investment returns over a full market cycle.

The Sub-Adviser employs multiple sub-strategies to manage the portfolio. Sub-strategy approaches may include:

1)	Tactical allocation strategies designed to reduce equity exposure and increase fixed-income exposure when market risk is considered elevated.

2)	Relative strength-based strategies identifying leading indices in equity and fixed income markets.

3)	Directional strategies utilizing adaptive risk management.

4)	Leadership-based equity selection strategies focused on top-rated individual stocks (as defined by the Sub-Adviser’s proprietary rating system) and sector exposures.

5)	Hedging overlay strategies.

6)	Equity selection strategies utilizing rules-based selection criteria.

In selecting securities for the Fund’s portfolio, each Sub-Adviser strategy component first determines if equity markets offer the potential for acceptable risk-adjusted returns. If so, the Fund typically invests in equity securities, including exchange-traded funds (“ETFs”), mutual funds, and individual stocks. The Fund may invest in issues of any size. If not, the Fund seeks investments that are uncorrelated with the equity market returns, such as fixed-income securities, including ETFs, mutual funds, cash or cash equivalents, and other asset classes. The Fund can invest in fixed-income securities of any maturity, duration, or quality (including “junk bonds”). The Fund may short equity and fixed income securities and ETFs.

The Sub-Adviser uses a combination of discretionary, rules-based, and quantitative processes to measure market risk and select securities. The Sub-Adviser uses all or parts of a multi-faceted approach in managing the Fund, including fundamental, technical, and quantitative analysis. Using its proprietary quantitative models that provide buy and sell signals, the Sub-Adviser sets the Fund’s market exposure based on a wide array of fundamental and technical factors. Fundamental factors include measures such as monetary conditions, economic growth rates, and other economic indicators, inflation expectations, valuations, earnings growth rates, and dividend yield. Technical factors include measures such as price movement, momentum, breadth measures, volatility, investor sentiment, historical market cycles, mean reversion, and trading volume.

The Fund seeks equity exposure between -30% and 150% and fixed income exposure between -10% and 35%. During periods when the Fund has limited investment opportunities, it may invest in money market funds and other cash-like securities. In managing the Fund’s portfolio, the Fund may utilize enhanced and inverse ETFs and engage in frequent trading, resulting in a high portfolio turnover rate.

The Fund’s partial hedging overlay is a quantitatively driven, structured hedging component that is designed to buffer the Fund against portfolio losses and volatility. Potential benefits include the ability to effectively manage cash, reduce costs and risk exposures, and express tactical views.

Strategy Portfolio Concentration [Text]	The Fund seeks equity exposure between -30% and 150% and fixed income exposure between -10% and 35%. During periods when the Fund has limited investment opportunities, it may invest in money market funds and other cash-like securities.